Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments

NOTE 20 – DERIVATIVE INSTRUMENTS

Interest-rate swaps

CFBank utilizes interest-rate swaps as part of its asset liability management strategy to help manage its interest rate risk position, and does not use derivatives for trading purposes. The notional amount of the interest-rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest-rate swap agreements. CFBank was party to interest-rate swaps with a combined notional amount of $7,750 at December 31, 2012 and $7,949 at December 31, 2011.

The objective of the interest-rate swaps is to protect the related fixed rate commercial real estate loans from changes in fair value due to changes in interest rates. CFBank has a program whereby it lends to its borrowers at a fixed rate with the loan agreement containing a two-way yield maintenance provision, which will be invoked in the event of prepayment of the loan, and is expected to exactly offset the fair value of unwinding the swap. The yield maintenance provision represents an embedded derivative which is bifurcated from the host loan contract and, as such, the swaps and embedded derivatives are not designated as hedges. Accordingly, both instruments are carried at fair value and changes in fair value are reported in current period earnings. CFBank currently does not have any derivatives designated as hedges.

Contingent Features: The counterparty to CFBank’s interest-rate swaps is exposed to credit risk whenever the interest-rate swaps are in a liability position. At year-end 2012, CFBank had $1,511 in securities pledged as collateral for these derivatives. Should the liability increase, CFBank will be required to pledge additional collateral.

Additionally, CFBank’s interest-rate swap instruments contain provisions that require CFBank to remain well capitalized under regulatory capital standards. The interest-rate swaps could be called by the counterparty as a result of CFBank’s failure to maintain well-capitalized status due to the CFBank Order. Should market interest rates decrease from December 31, 2012 levels, the payment may increase in the event the swaps are called. In the event the interest-rate swaps are called and CFBank is unable to replace them, CFBank will be exposed to the market risk of the valuation of the yield maintenance provisions and, absent the borrowers’ prepaying the loans, as of December 31, 2012 would incur a net $990 expense, subject to valuation fluctuations, over the remaining lives of the related loans.

Summary information about the derivative instruments is as follows:

	2012	2011
Notional amount	$7,750	$7,949
Weighted average pay rate on interest-rate swaps	3.86%	3.86%
Weighted average receive rate on interest-rate swaps	0.24%	0.35%
Weighted average maturity (years)	4.6	5.6
Fair value of interest-rate swaps	$(990)	$(999)
Fair value of yield maintenance provisions	990	999

The fair value of the yield maintenance provisions and interest-rate swaps is recorded in other assets and other liabilities, respectively, in the consolidated balance sheet. Changes in the fair value of the yield maintenance provisions and interest-rate swaps are reported currently in earnings, as other noninterest income in the consolidated statements of operations. There were no net gains or losses recognized in earnings related to yield maintenance provisions and interest-rate swaps in 2012, 2011 or 2010.

Mortgage banking derivatives

Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market are considered derivatives. These mortgage banking derivatives are not designated in hedge relationships. The Company had approximately $2,079 and $3,930 of interest rate lock commitments related to residential mortgage loans at December 31, 2012 and 2011, respectively. The fair value of these mortgage banking derivatives was reflected by a derivative asset of $45 and $39 at December 31, 2012 and 2011, respectively, which was included in other assets in the consolidated balance sheet. Fair values were estimated based on anticipated gains on the sale of the underlying loans. Changes in the fair values of these mortgage banking derivatives are included in net gains on sales of loans. Net gains (losses) recognized in earnings related to these mortgage banking derivatives totaled $6, ($2) and $41 in 2012,2011, and 2010, respectively.